FINANCE LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Schedule of Finance Leases

(in thousands of $)	2020	2019
Finance lease liability, current portion	48,887	68,874
Finance lease liability, long-term portion	524,200	1,037,553
	573,087	1,106,427

Finance Lease, Liability, Maturity
The Company's future minimum lease liability under the non-cancellable finance leases are as follows:

Year ending December 31,	(in thousands of $)
2021	74,735
2022	74,735
2023	74,735
2024	433,866
2025	—
Thereafter	—
Total finance lease liability	658,071
Less: imputed interest payable	(84,984)
Present value of finance lease liability	573,087
Less: current portion	(48,887)
Finance lease liability, long-term portion	524,200